Average Annual Total Returns			12 Months Ended	60 Months Ended	97 Months Ended	120 Months Ended	211 Months Ended	215 Months Ended	222 Months Ended	223 Months Ended	224 Months Ended	227 Months Ended		239 Months Ended		245 Months Ended	247 Months Ended	282 Months Ended	288 Months Ended	296 Months Ended		309 Months Ended	312 Months Ended		350 Months Ended
		Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [11]	Dec. 31, 2025 [12]	Dec. 31, 2025		Dec. 31, 2025 [4]	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 TR Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%			10.61%
Performance Inception Date		Jul. 11, 2007
Kinetics Spin-Off And Corporate Restructuring Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class — Return Before Taxes
Average Annual Return, Percent			(19.28%)	18.93%		14.72%			7.00%
Performance Inception Date		Jul. 11, 2007
Kinetics Spin-Off And Corporate Restructuring Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class — Return After Taxes on Distributions
Average Annual Return, Percent			(21.23%)	17.48%		13.70%			6.40%
Performance Inception Date		Jul. 11, 2007
Kinetics Spin-Off And Corporate Restructuring Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class — Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(9.98%)	15.37%		12.25%			5.76%
Performance Inception Date		Jul. 11, 2007
Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Advisor Class A Shares — Return Before Taxes
Average Annual Return, Percent			(24.13%)	17.23%		13.76%					6.78%
Performance Inception Date		May 04, 2007
Kinetics Spin-Off And Corporate Restructuring Fund, Advisor Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Advisor Class C Shares — Return Before Taxes
Average Annual Return, Percent			(20.79%)	17.74%		13.56%				6.39%
Performance Inception Date		May 24, 2007
Kinetics Spin-Off And Corporate Restructuring Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		No Load Class Shares — Return Before Taxes
Average Annual Return, Percent			(19.45%)	18.68%	15.01%
Performance Inception Date		Dec. 11, 2017
No Load Class Prospectus | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%																	8.07%	[1],[2]	10.05%	[3]
No Load Class Prospectus | NASDAQ Composite® Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			21.14%	13.35%		17.66%
No Load Class Prospectus | NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			20.36%	12.52%		16.59%																			10.57%	[3]
No Load Class Prospectus | MSCI ACWI Net Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%																	6.21%	[2]
No Load Class Prospectus | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%																	6.21%	[1]
No Load Class Prospectus | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%																8.17%
No Load Class Prospectus | MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)(2)
No Load Class Prospectus | S&P 600® SmallCap Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	S&P 600® SmallCap Index TR (reflects no deductions for fees, expenses or taxes)(2)
Average Annual Return, Percent	[5]		6.02%	7.31%		9.81%																9.16%
No Load Class Prospectus | S&P 500® TR Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® TR Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%								10.90%
No Load Class Prospectus | MSCI EAFE Index (reflects no deductions of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Net (USD) Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			31.22%	8.92%		8.18%								5.28%
No Load Class Prospectus | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			7.30%	(0.36%)		2.01%		2.91%
No Load Class Prospectus | Bloomberg U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Corporate High Yield Bond Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			8.62%	4.51%		6.53%		6.94%
No Load Class Prospectus | CBOE S&P 500 BuyWrite Monthly Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CBOE S&P 500 BuyWrite Monthly Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			8.91%	9.33%		7.31%		6.07%
No Load Class Prospectus | CBOE S&P 500 PutWrite Index (PUT) (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		CBOE S&P 500 PutWrite Index (PUT) (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			9.19%	10.59%		7.98%		7.22%
No Load Class Prospectus | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(9.04%)	12.71%		15.49%																			14.65%	[3]
Performance Inception Date		Oct. 21, 1996
No Load Class Prospectus | Kinetics Internet Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(9.42%)	12.43%		13.84%																			13.71%	[3]
No Load Class Prospectus | Kinetics Internet Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(5.08%)	10.14%		12.24%																			12.98%	[3]
No Load Class Prospectus | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.89%	16.61%		15.64%																	3.60%	[1]
Performance Inception Date		Dec. 31, 1999
No Load Class Prospectus | Kinetics Global Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.16%	15.83%		14.98%																	3.16%	[1]
No Load Class Prospectus | Kinetics Global Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.04%	13.12%		12.99%																	2.73%	[1]
No Load Class Prospectus | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(14.59%)	19.01%		16.74%																	11.31%	[2]
Performance Inception Date		Dec. 31, 1999
No Load Class Prospectus | Kinetics Paradigm Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(16.11%)	17.92%		15.86%																	10.91%	[2]
No Load Class Prospectus | Kinetics Paradigm Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(7.52%)	15.40%		14.07%																	10.07%	[2]
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.66%)	21.10%		18.22%																12.22%
Performance Inception Date		Mar. 20, 2000
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(8.70%)	20.41%		17.88%																11.97%
No Load Class Prospectus | Kinetics Small Cap Opportunities Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(5.10%)	17.17%		15.63%																10.97%
No Load Class Prospectus | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.09%)	19.47%		18.90%								11.92%
Performance Inception Date		Jan. 31, 2006
No Load Class Prospectus | Kinetics Market Opportunities Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(3.24%)	19.15%		18.35%								11.58%
No Load Class Prospectus | Kinetics Market Opportunities Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.72%)	15.82%		15.99%								10.35%
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.13%	3.19%		3.72%		3.92%
Performance Inception Date		Feb. 11, 2008
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.93%	1.48%		2.02%		2.34%
No Load Class Prospectus | Kinetics Multi-Disciplinary Income Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[6]	Return After Taxes on Distributions and Sale of Fund Shares(1)
Average Annual Return, Percent	[6]		3.01%	1.69%		2.11%		2.37%
Institutional Class Prospectus | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%																	8.07%	[7]	10.05%	[8]
Institutional Class Prospectus | NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			20.36%	12.52%		16.59%																			10.57%	[8]
Institutional Class Prospectus | MSCI ACWI Net Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%											8.52%
Institutional Class Prospectus | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%																	6.21%	[7]
Institutional Class Prospectus | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%	11.44%									10.90%	10.94%
Institutional Class Prospectus | MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)(1)
Institutional Class Prospectus | MSCI EAFE Index (reflects no deductions of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			31.22%	8.92%		8.18%	4.35%
Institutional Class Prospectus | S&P 600® SmallCap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[9]	S&P 600® SmallCap Index (reflects no deductions for fees, expenses or taxes)(1)
Average Annual Return, Percent	[9]		6.02%	7.31%		9.81%										8.82%
Institutional Class Prospectus | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(9.04%)	12.71%		15.49%																			14.65%	[8]
Performance Inception Date		Oct. 21, 1996
Institutional Class Prospectus | Kinetics Internet Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(9.42%)	12.43%		13.84%																			13.71%	[8]
Institutional Class Prospectus | Kinetics Internet Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(5.08%)	10.14%		12.24%																			12.98%	[8]
Institutional Class Prospectus | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			2.89%	16.61%		15.64%																	3.60%	[7]
Performance Inception Date		Dec. 31, 1999
Institutional Class Prospectus | Kinetics Global Fund, No Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			2.16%	15.83%		14.98%																	3.16%	[7]
Institutional Class Prospectus | Kinetics Global Fund, No Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.04%	13.12%		12.99%																	2.73%	[7]
Institutional Class Prospectus | Kinetics Paradigm Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(14.41%)	19.25%		16.98%											11.26%
Performance Inception Date		May 27, 2005
Institutional Class Prospectus | Kinetics Paradigm Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(15.91%)	18.15%		16.08%											10.78%
Institutional Class Prospectus | Kinetics Paradigm Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(7.43%)	15.60%		14.28%											9.80%
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.47%)	21.34%		18.45%										11.65%
Performance Inception Date		Aug. 12, 2005
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(8.56%)	20.61%		18.09%										11.40%
Institutional Class Prospectus | Kinetics Small Cap Opportunities Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(4.95%)	17.37%		15.83%										10.24%
Institutional Class Prospectus | Kinetics Market Opportunities Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.89%)	19.71%		19.15%	11.78%
Performance Inception Date		May 19, 2008
Institutional Class Prospectus | Kinetics Market Opportunities Fund, Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(3.09%)	19.34%		18.56%	11.37%
Institutional Class Prospectus | Kinetics Market Opportunities Fund, Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.57%)	16.00%		16.20%	10.07%
Advisor A & C Prospectus | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P® 500 Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%	11.44%
Advisor A & C Prospectus | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%	7.52%
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(14.49%)	11.11%		14.53%														9.85%	[10]
Performance Inception Date		Apr. 26, 2001
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(14.88%)	10.81%		12.79%														8.76%	[10]
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(8.29%)	8.81%		11.33%														8.08%	[10]
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class A | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%														9.22%	[10]
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class A | NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			20.36%	12.52%		16.59%														10.37%	[10]
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(10.60%)	11.87%		14.64%						11.54%	[10]
Performance Inception Date		Feb. 16, 2007
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class C | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%						10.66%	[10]
Advisor A & C Prospectus | Kinetics Internet Fund, Advisor Class C | NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		NASDAQ Composite® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			20.36%	12.52%		16.59%						12.55%	[10]
Advisor A & C Prospectus | Kinetics Global Fund, Advisor Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.06%	15.75%		14.78%	8.26%
Performance Inception Date		May 19, 2008
Advisor A & C Prospectus | Kinetics Global Fund, Advisor Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.34%)	14.98%		14.77%	8.55%
Performance Inception Date		May 19, 2008
Advisor A & C Prospectus | Kinetics Global Fund, Advisor Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(3.98%)	14.29%		14.16%	8.19%
Advisor A & C Prospectus | Kinetics Global Fund, Advisor Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(1.68%)	11.79%		12.22%	7.14%
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(19.70%)	17.32%		15.76%														11.20%	[11]
Performance Inception Date		Apr. 26, 2001
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(21.21%)	16.19%		14.85%														10.78%	[11]
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(10.55%)	13.95%		13.17%														9.92%	[11]
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class A | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%														9.22%	[11]
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class A | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%														7.53%	[11]
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(15.99%)	18.12%		15.87%												11.41%
Performance Inception Date		Jun. 28, 2002
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class C | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%												10.66%
Advisor A & C Prospectus | Kinetics Paradigm Fund, Advisor Class C | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Net Total Return Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			22.34%	11.19%		11.72%												8.80%
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(14.13%)	19.38%		17.22%													10.90%
Performance Inception Date		Dec. 31, 2001
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(14.13%)	18.73%		16.90%													10.65%
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(8.36%)	15.70%		14.71%													9.63%
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%													9.79%
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A | MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class A | S&P 600® SmallCap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 600® SmallCap Index TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			6.02%	7.31%		9.81%													9.39%
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(10.25%)	20.20%		17.33%						9.52%	[12]
Performance Inception Date		Feb. 16, 2007
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class C | S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index TR (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%						9.79%	[12]
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class C | MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI USA Small Cap Index (reflects no deductions for fees, expenses or taxes)(2)
Advisor A & C Prospectus | Kinetics Small Cap Opportunities Fund, Advisor Class C | S&P 600® SmallCap Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[5]	S&P 600® SmallCap Index TR (reflects no deductions for fees, expenses or taxes)(2)
Average Annual Return, Percent	[5]		6.02%	7.31%		9.81%						8.40%	[12]
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(8.88%)	17.77%		17.90%								11.31%	[13]
Performance Inception Date		Jan. 31, 2006
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(9.01%)	17.51%		17.40%								11.01%	[13]
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(5.16%)	14.38%		15.08%								9.80%	[13]
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class A | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%								10.90%	[13]
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class A | MSCI EAFE Index (reflects no deductions of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			31.22%	8.92%		8.18%								5.28%	[13]
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(4.76%)	18.57%		18.01%						10.23%	[13]
Performance Inception Date		Feb. 16, 2007
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class C | S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			17.88%	14.42%		14.82%						10.66%	[13]
Advisor A & C Prospectus | Kinetics Market Opportunities Fund, Advisor Class C | MSCI EAFE Index (reflects no deductions of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return, Percent			31.22%	8.92%		8.18%						4.38%	[13]

[1]	The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December 31, 1999 inception date of the Global Fund’s No Load Class shares.
[2]	The Paradigm Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Paradigm Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the December 31, 1999 inception date of the Paradigm Fund’s No Load Class shares.
[3]	The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the October 21, 1996 inception date of the Internet Fund’s No Load Class shares.
[4]	The Small Cap Fund’s No Load Class shares commenced operations on March 20, 2000, and converted to a feeder fund of the Small Cap Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the March 20, 2000 inception date of the Small Cap Fund’s No Load Class shares.
[5]	Effective April 30, 2026, the secondary broad-based index used for comparison with the Small Cap Opportunities Fund’s performance changed from the S&P 600 SmallCap Index TR to the MSCI USA Small Cap Index, which more closely reflects the types of securities in which the Fund invests.
[6]	In some cases, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Return After Taxes on Distributions or Return Before Taxes due to an assumed benefit from any losses on a sale of Fund shares at the end of the measurement period.
[7]	The Global Fund’s No Load Class shares commenced operations on December 31, 1999 and converted into a feeder fund of the Global Portfolio on April 28, 2000. The returns for the indices in this column have been calculated since the December
31, 1999 inception date of the Global Fund’s No Load Class shares.

[8]	The Internet Fund’s No Load Class shares commenced operations on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on April 28, 2000. The returns for the two indices in this column have been calculated since the
October 21, 1996 inception date of the Internet Fund’s No Load Class shares.

[9]	Effective April 30, 2026, the secondary broad-based index used for comparison with the Small Cap Opportunities Fund’s performance changed from the S&P 600 SmallCap Index TR to the MSCI USA Small Cap Index, which more closely reflects the types of securities in which the Fund invests.

[10]	The Internet Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of the Internet Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.
[11]	The Paradigm Fund’s Advisor Class A shares commenced operations on April 26, 2001 and Advisor Class C shares commenced operations on June 28, 2002. The returns for the two indices in this column have been calculated since the inception date of the Paradigm Fund’s Advisor Class A shares and Advisor Class C shares, as applicable.
[12]	The Small Cap Opportunities Fund’s Advisor Class A shares commenced operations on December 31, 2001 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.
[13]	The Market Opportunities Fund’s Advisor Class A shares commenced operations on January 31, 2006 and Advisor Class C shares commenced operations on February 16, 2007. The returns for the two indices in this column have been calculated since the inception date of Advisor Class A shares and Advisor Class C shares, as applicable.